Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets [abstract]
Contract assets, beginning balance	€ 249	€ 489	€ 449
Additions	484	866
Disposals	(398)	(823)
Transfers	(299)	(16)
Translation differences and hyperinflation adjustments	(27)	14
Other movements	0	(1)
Contract assets, ending balance	249	489
Contract liabilities [abstract]
Contract liabilities, beginning balance	2,134	1,948
Additions	5,563	7,925
Disposals (previous years)	(670)	(601)
Disposals (current year)	(4,647)	(7,153)
Transfers	(551)	(15)
Translation differences and hyperinflation adjustments	(91)	34
Other movements	0	(4)
Contract liabilities, ending balance	1,738	2,134
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	145	138	108
Additions	212	204
Disposals	(6)	(7)
Transfers	(196)	(172)
Translation differences and hyperinflation adjustments	(3)	5
Other movements	0	0
Contract assets, ending balance	145	138
Contract liabilities [abstract]
Contract liabilities, beginning balance	851	613
Additions	452	409
Disposals (previous years)	(15)	(3)
Disposals (current year)	0	(4)
Transfers	(495)	(180)
Translation differences and hyperinflation adjustments	(31)	16
Other movements	0	0
Contract liabilities, ending balance	762	851
Long-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	146	144	114
Additions	213	204
Disposals	(6)	(7)
Transfers	(202)	(173)
Translation differences and hyperinflation adjustments	(3)	5
Other movements	0	1
Contract assets, ending balance	146	144
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(1)	(6)	(6)
Additions	(1)	0
Disposals	0	0
Transfers	6	1
Translation differences and hyperinflation adjustments	0	0
Other movements	0	(1)
Contract assets, ending balance	(1)	(6)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	104	351	341
Additions	272	662
Disposals	(392)	(816)
Transfers	(103)	156
Translation differences and hyperinflation adjustments	(24)	9
Other movements	0	(1)
Contract assets, ending balance	104	351
Contract liabilities [abstract]
Contract liabilities, beginning balance	1,283	1,335
Additions	5,111	7,516
Disposals (previous years)	(655)	(598)
Disposals (current year)	(4,647)	(7,149)
Transfers	(56)	165
Translation differences and hyperinflation adjustments	(60)	18
Other movements	0	(4)
Contract liabilities, ending balance	976	1,283
Short-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	113	381	364
Additions	275	677
Disposals	(400)	(824)
Transfers	(116)	157
Translation differences and hyperinflation adjustments	(27)	9
Other movements	0	(2)
Contract assets, ending balance	113	381
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(9)	(30)	€ (23)
Additions	(3)	(15)
Disposals	8	8
Transfers	13	(1)
Translation differences and hyperinflation adjustments	3	0
Other movements	0	1
Contract assets, ending balance	€ (9)	€ (30)